TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 2,286	$ 1,611
Additions based on tax positions taken related to the current year	632	654
Additions based on tax positions taken related to prior years	91
Reduction related to tax positions taken during a prior period and expirations of statute of limitations	(267)
Foreign currency translation adjustments	15	21
Balance at the end of the year	$ 2,757	$ 2,286